Tangible Fixed Assets and Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2019
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets, vessels under construction and vessel held under finance lease

		Office
		property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2019	4,899,678	23,710	4,923,388	159,275
Additions	4,304	1,282	5,586	244,057
Return of capital expenditures	(5,629)	—	(5,629)	—
Transfer from vessels under construction	217,609	—	217,609	(217,609)
Fully amortized fixed assets	(2,500)	—	(2,500)	—
As of June 30, 2019	5,113,462	24,992	5,138,454	185,723

Accumulated depreciation
As of January 1, 2019	595,426	4,380	599,806	—
Depreciation expense	75,425	444	75,869	—
Fully amortized fixed assets	(2,500)	—	(2,500)	—
As of June 30, 2019	668,351	4,824	673,175	—

Net book value
As of December 31, 2018	4,304,252	19,330	4,323,582	159,275
As of June 30, 2019	4,445,111	20,168	4,465,279	185,723

Schedule of newbuildings on order at Samsung

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
GasLog Warsaw	September 2016	July 31, 2019	180,000
Hull No. 2213	January 2018	Q2 2020	180,000
Hull No. 2274	March 2018	Q2 2020	180,000
Hull No. 2262	May 2018	Q3 2020	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q4 2020	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

Schedule of vessels under construction

	December 31, 2018	June 30, 2019
Progress shipyard installments	152,075	179,561
Onsite supervision costs	5,766	4,435
Critical spare parts, equipment and other vessel delivery expenses	1,434	1,727
Total	159,275	185,723